OTHER LONG-TERM LIABILITIES (Other long-term debt [Member])	12 Months Ended
Dec. 31, 2014
Other long-term debt [Member]
Other long-term debt [Line Items]
OTHER LONG-TERM LIABILITIES
12.	OTHER LONG-TERM LIABILITIES

Other long-term liabilities as of December 31, 2013 and 2014 consisted of the following:

	As of December 31
	2013	2014
Sales down payment for properties	3,280	-
Interest free government loan	4,921	9,805
Total other long-term liabilities	8,201	9,805

In December 2012, Vimicro Jiangsu entered into a cooperative agreement amounted RMB52 million ($8,498) with Nanjing Xuanwu District Management and Investment of State-Owned Assets Holdings (Group) Co., Ltd (“Xuanwu SAMC”), to develop properties in Nanjing Xuzhuang. In accordance with the agreement, Xuanwu SAMC paid a RMB20 million ($3,280) down payment to Vimicro Jiangsu in May 2013 and the remaining balance is payable when the properties are completed, which is expected to be in 2015.

In May 2012, the Group entered a Strategic Cooperative Framework Agreement, or the Framework Agreement with the Fuzhou Municipal Government to jointly develop, produce, and market SVAC-based security surveillance products in Fuzhou. Under the Framework Agreement, the Fuzhou Municipal Government agreed to grant Vimicro Fuzhou RMB30 million ($4,921) of subsidy for which no repayment will be required and provide a RMB60 million ($9,805) interest free government loan. The government loan will be repaid in full by Vimicro Fuzhou within five years of its inception, or upon Vimicro Fuzhou becoming a listed company, whichever is earlier. Up to December 2014, Vimicro Fuzhou received the RMB15 million ($2,460) becoming a listed company government grant and RMB60 million ($9,805) government loan from the Fuzhou Municipal Government.